Business Concentrations	12 Months Ended
Dec. 31, 2014
Business Concentrations
18. Business Concentrations

For the year ended December 31, 2014, the Partnership had two leases, which accounted for approximately 23% and 12% of the Partnership’s rental income derived from operating leases. For the year ended December 31, 2013, the Partnership had one lease, which accounted for approximately 25% of the Partnership’s rental income derived from operating leases. For the year ended December 31, 2014, the Partnership had four leases, which accounted for approximately 38%, 26%, 14%, and 14% of the Partnership’s income derived from finance leases. For the year ended December 31, 2014, the Partnership had two lessees which accounted for approximately 19% and 11% of the Partnership’s interest income.  For the year ended December 31, 2013, the Partnership had one lessee which accounted for approximately 80% of the Partnership’s interest income.

At December 31, 2014, the Partnership had three lessees which accounted for approximately 46%, 24%, and 20% of the Partnership’s investment in finance leases. At December 31, 2014, the Partnership had two lessees which accounted for approximately 21% and 16% of the Partnership’s investment in operating leases. At December 31, 2013, the Partnership had two lessees which accounted for approximately 33% and 16% of the Partnership’s investment in operating leases.

At December 31, 2014, the Partnership had two lessees which accounted for approximately 69% and 15% of the Partnership’s investment in equipment notes receivable. At December 31, 2013, the Partnership had two lessees which accounted for approximately 85% and 10% of the Partnership’s investment in equipment notes receivable. At December 31, 2014, the Partnership had one lessee, which accounted for approximately 18% of the Partnership’s investment in equipment loans receivable. At December 31, 2013, the Partnership had five lessees, which accounted for approximately 38%, 20%, 14%, 11% and 10% of the Partnership’s investment in equipment loans receivable.

SQN AIF IV, GP LLC [Member]
Business Concentrations

18. Business Concentrations

For the year ended December 31, 2014, the Fund had two leases which accounted for approximately 23% and 12% of the Fund’s rental income derived from operating leases. For the year ended December 31, 2013, the Fund had one lease which accounted for approximately 25% of the Fund’s rental income derived from operating leases. For the year ended December 31, 2014, the Fund had four leases which accounted for approximately 38%, 26%, 14%, and 14% of the Fund’s income derived from finance leases. For the year ended December 31, 2014, the Fund had two lessees which accounted for approximately 19% and 11% of the Fund’s interest income. For the year ended December 31, 2013, the Fund had one lessee which accounted for approximately 80% of the Fund’s interest income.

At December 31, 2014, the Fund had three lessees which accounted for approximately 46%, 24%, and 20% of the Fund’s investment in finance leases. At December 31, 2014, the Fund had two lessees which accounted for approximately 21% and 16% of the Fund’s investment in operating leases. At December 31, 2013, the Fund had two lessees which accounted for approximately 33% and 16% of the Fund’s investment in operating leases.

At December 31, 2014, the Fund had two lessees which accounted for approximately 69% and 15% of the Fund’s investment in equipment notes receivable. At December 31, 2013, the Fund had two lessees which accounted for approximately 85% and 10% of the Fund’s investment in equipment notes receivable. At December 31, 2014, the Fund had one lessee, which accounted for approximately 18% of the Fund’s investment in equipment loans receivable. At December 31, 2013, the Fund had five lessees, which accounted for approximately 38%, 20%, 14%, 11% and 10% of the Fund’s investment in equipment loans receivable.